SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS (Details)	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Queensgate Resources Corp [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Queensgate Resources Corp.
Place of Incorporation	British Columbia, Canada
Ownership		100.00%
Queensgate Resources US Corp [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Queensgate Resources US Corp.
Place of Incorporation	Nevada, USA
Ownership	100.00%
Siyata Mobile Canada Inc [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Siyata Mobile (Canada) Inc.
Place of Incorporation	British Columbia, Canada
Ownership	100.00%
Siyata Mobile Israel Ltd [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Siyata Mobile Israel Ltd.
Place of Incorporation	Israel
Ownership	100.00%
Signifi Mobile Inc [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Signifi Mobile Inc.
Place of Incorporation	Quebec, Canada
Ownership	100.00%
ClearRF Nevada Ltd [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	ClearRF Nevada Ltd.
Place of Incorporation	Nevada, USA
Ownership	100.00%
Siyata PTT Incorporated [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Siyata PTT Incorporated
Place of Incorporation	Cayman Islands
Ownership	100.00%